Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Jan. 31, 2025	Jan. 31, 2024	Jan. 31, 2023	Jan. 31, 2022	Jan. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

This section provides disclosure about the relationship between executive compensation actually paid to our principal executive officer (PEO) and non-PEO NEOs and certain financial performance measures of the Company for the fiscal years listed below. This disclosure has been prepared in accordance with Item 402(v) of Regulation S-K under the Securities Exchange Act of 1934 (the “Pay Versus Performance Rules”) and does not necessarily reflect how the compensation committee evaluates compensation decisions.

					Value of Initial Fixed $100 Investment Based On:(5)
Fiscal Year(1)	Summary Compensation Table Total for PEO	Compensation Actually Paid to PEO(2)(3)	Average Summary Compensation Table Total for Non-PEO NEOs	Average Compensation Actually Paid to Non-PEO NEOs(2)(4)	Total Shareholder Return	Peer Group Total Shareholder Return	Net Losses (in millions)	Total Revenue (in millions)(6)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2025	$3,584,848	$5,656,895	$1,013,779	$1,370,499	$109.44	$104.91	$(6.90)	$256.85
2024	$4,350,306	$2,786,861	$1,052,632	$833,134	$82.41	$91.58	$(0.84)	$236.74
2023	$4,968,334	$2,919,461	$1,031,729	$778,606	$109.44	$91.34	$(3.66)	$216.17
2022	$4,736,784	$6,835,673	$1,205,006	$1,070,882	$137.40	$112.67	$(1.75)	$192.29
2021	$2,971,584	$3,514,742	$906,875	$1,001,831	$102.59	$109.92	$(2.44)	$168.95

(1)
The following table lists the PEO and non-PEO NEOs for each of fiscal years 2025, 2024, 2023, 2022 and 2021:

Year	PEO	Non-PEO NEOs
2025	Eric B. Stang	Shig Hamamatsu, Jenny Yeh, James Gustke, Namrata Sabharwal
2024	Eric B. Stang	Shig Hamamatsu, Jenny Yeh, James Gustke, Namrata Sabharwal
2023	Eric B. Stang	Shig Hamamatsu, Jenny Yeh, James Gustke, Namrata Sabharwal
2022	Eric B. Stang	Shig Hamamatsu, Jenny Yeh, Ravi Narula (our former Chief Financial Officer), James Gustke
2021	Eric B. Stang	Jenny Yeh, Ravi Narula, James Gustke

(2)
The dollar amounts reported represent the amount of “compensation actually paid,” as calculated in accordance with the Pay Versus Performance Rules. These dollar amounts do not reflect the actual amounts of compensation earned by or paid to our NEOs during the applicable year. For purposes of calculating “compensation actually paid,” the fair value of equity awards is calculated in accordance with ASC Topic 718 using the same assumption methodologies used to calculate the grant date fair value of awards for purposes of the Fiscal 2025 Summary Compensation Table (refer to “Executive Compensation– Fiscal 2025 Summary Compensation Table” for additional information).
(3)
The following table shows the amounts deducted from and added to the Fiscal 2025 Summary Compensation Table total to calculate “compensation actually paid” to Mr. Stang in accordance with the Pay Versus Performance Rules:

Fiscal Year	Summary Compensation Table Total for PEO	Reported Value of Equity Awards	Year End Fair Value of Equity Awards Granted in the Year and Unvested at Year End	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Compensation Actually Paid to PEO
2025	$3,584,848	$(2,162,500)	$2,918,906	$784,842	$547,031	$(16,232)	$5,656,895

(4)
The following table shows the amounts deducted from and added to the average Fiscal 2025 Summary Compensation Table total compensation to calculate the average “compensation actually paid” to our non-PEO NEOs in accordance with the Pay Versus Performance Rules:

Equity Award Adjustments
Fiscal Year	Average Summary Compensation Table Total for Non-PEO NEOs	Average Reported Value of Equity Awards	Average Year End Fair Value of Equity Awards Granted in the Year and Unvested at Year End	Average Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Average Compensation Actually Paid to Non-PEO NEOs
2025	$1,013,779	$(378,438)	$510,807	$128,475	$95,732	$143	$1,370,499

(5)
In accordance with the Pay Versus Performance Rules, the Company and the Company’s peer group total shareholder return (the “Peer Group TSR”) is determined based on the value of an initial fixed investment of $100 on January 31, 2020, through the end of the listed fiscal year. The Peer Group TSR set forth in this table was determined using the NASDAQ Telecommunications Index, which we also use in preparing the stock performance graph required by Item 201(e) of Regulation S-K for our Annual Report for the fiscal year ended January 31, 2025.
(6)
We have determined that Total Revenue, is the financial performance measure that, in the Company’s assessment, represents the most important financial performance measure used to link “compensation actually paid” to our NEOs, for fiscal year 2025, to company performance (the “Company Selected Measure” as defined in the Pay Versus Performance Rules).

Company Selected Measure Name	Total Revenue
Named Executive Officers, Footnote
(1)
The following table lists the PEO and non-PEO NEOs for each of fiscal years 2025, 2024, 2023, 2022 and 2021:

Year	PEO	Non-PEO NEOs
2025	Eric B. Stang	Shig Hamamatsu, Jenny Yeh, James Gustke, Namrata Sabharwal
2024	Eric B. Stang	Shig Hamamatsu, Jenny Yeh, James Gustke, Namrata Sabharwal
2023	Eric B. Stang	Shig Hamamatsu, Jenny Yeh, James Gustke, Namrata Sabharwal
2022	Eric B. Stang	Shig Hamamatsu, Jenny Yeh, Ravi Narula (our former Chief Financial Officer), James Gustke
2021	Eric B. Stang	Jenny Yeh, Ravi Narula, James Gustke

Peer Group Issuers, Footnote
(5)
In accordance with the Pay Versus Performance Rules, the Company and the Company’s peer group total shareholder return (the “Peer Group TSR”) is determined based on the value of an initial fixed investment of $100 on January 31, 2020, through the end of the listed fiscal year. The Peer Group TSR set forth in this table was determined using the NASDAQ Telecommunications Index, which we also use in preparing the stock performance graph required by Item 201(e) of Regulation S-K for our Annual Report for the fiscal year ended January 31, 2025.

PEO Total Compensation Amount	$ 3,584,848	$ 4,350,306	$ 4,968,334	$ 4,736,784	$ 2,971,584
PEO Actually Paid Compensation Amount	$ 5,656,895	2,786,861	2,919,461	6,835,673	3,514,742
Adjustment To PEO Compensation, Footnote
(3)
The following table shows the amounts deducted from and added to the Fiscal 2025 Summary Compensation Table total to calculate “compensation actually paid” to Mr. Stang in accordance with the Pay Versus Performance Rules:

Fiscal Year	Summary Compensation Table Total for PEO	Reported Value of Equity Awards	Year End Fair Value of Equity Awards Granted in the Year and Unvested at Year End	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Compensation Actually Paid to PEO
2025	$3,584,848	$(2,162,500)	$2,918,906	$784,842	$547,031	$(16,232)	$5,656,895

Non-PEO NEO Average Total Compensation Amount	$ 1,013,779	1,052,632	1,031,729	1,205,006	906,875
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,370,499	833,134	778,606	1,070,882	1,001,831
Adjustment to Non-PEO NEO Compensation Footnote
(4)
The following table shows the amounts deducted from and added to the average Fiscal 2025 Summary Compensation Table total compensation to calculate the average “compensation actually paid” to our non-PEO NEOs in accordance with the Pay Versus Performance Rules:

Equity Award Adjustments
Fiscal Year	Average Summary Compensation Table Total for Non-PEO NEOs	Average Reported Value of Equity Awards	Average Year End Fair Value of Equity Awards Granted in the Year and Unvested at Year End	Average Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Average Compensation Actually Paid to Non-PEO NEOs
2025	$1,013,779	$(378,438)	$510,807	$128,475	$95,732	$143	$1,370,499

Compensation Actually Paid vs. Total Shareholder Return	Compensation Actually Paid and Company TSR
Compensation Actually Paid vs. Net Income	Compensation Actually Paid and Net Losses
Compensation Actually Paid vs. Company Selected Measure	Compensation Actually Paid and Total Revenue Compensation Actually Paid vs. Total Revenue
Total Shareholder Return Vs Peer Group	TSR of the Company and TSR of the Peer Group
Tabular List, Table

Tabular Disclosure of Most Important Performance Measures

In accordance with the Pay Versus Performance Rules, the following table lists the measures that, in the Company’s assessment, represent the most important financial performance measures used to link “compensation actually paid” to the Company’s NEOs, for fiscal year 2025, to Company performance, as further described in “Elements of Our Executive Compensation Program”.

Most Important Performance Measures
Total Revenue
Adjusted EBITDA

Total Shareholder Return Amount	$ 109.44	82.41	109.44	137.4	102.59
Peer Group Total Shareholder Return Amount	104.91	91.58	91.34	112.67	109.92
Net Income (Loss)	$ (6,900,000)	$ (840,000)	$ (3,660,000)	$ (1,750,000)	$ (2,440,000)
Company Selected Measure Amount	256,850,000	236,740,000	216,170,000	192,290,000	168,950,000
PEO Name	Eric B. Stang	Eric B. Stang	Eric B. Stang	Eric B. Stang	Eric B. Stang
Additional 402(v) Disclosure	This disclosure has been prepared in accordance with Item 402(v) of Regulation S-K under the Securities Exchange Act of 1934 (the “Pay Versus Performance Rules”) and does not necessarily reflect how the compensation committee evaluates compensation decisions.
Measure:: 1
Pay vs Performance Disclosure
Name	Total Revenue
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted EBITDA
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 2,918,906
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	784,842
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	547,031
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(16,232)
PEO | Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,162,500)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	510,807
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	128,475
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	95,732
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	143
Non-PEO NEO | Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (378,438)